Securitizations and Variable Interest Entities, Off-Balance Sheet Loans Sold or Securitized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	$ 1,202,301	$ 1,227,083
Delinquent loans and foreclosed assets	9,955	16,232
Net charge-offs	1,205	1,762
Total Commercial [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	105,173	100,875
Delinquent loans and foreclosed assets	1,008	2,839
Net charge-offs	739	1,027
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	675	1,200
Commercial Real Estate Mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	105,173	100,875
Delinquent loans and foreclosed assets	1,008	2,839
Net charge-offs	739	1,027
Total Consumer [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,097,128	1,126,208
Delinquent loans and foreclosed assets	8,947	13,393
Net charge-offs	466	735
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	582	879
Real estate 1-4 family first mortgage [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,097,128	1,126,208
Delinquent loans and foreclosed assets	8,947	13,393
Net charge-offs	466	735
FNMA, FHLMC and GNMA [Member]
Principal Balances - Off-Balance Sheet Securitized Loans [Abstract]
Total loans	1,100,000	1,100,000
Securitizations and Variable Interest Entities Textual [Abstract]
Foreclosed assets	442	619
Delinquent loans	$ 6,400	$ 9,100